Equity (Share-based Payments to Employees, Non-marketable Options, Range of Exercise Prices) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of exercise price in Israeli Shekel	15.01-26.30	16.59-40.78	26.92-40.74
Range of exercise price in US Dollar	4.33-7.59	4.31-10.61	6.90-10.44